Joint ventures and equity method investments - Group's commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Joint ventures and equity method investments
Commitments for joint ventures	$ 139,753	$ 146,275
Commitments for equity method investments	$ 15,513	$ 14,651